Consolidated Statement of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,426,780)	$ (927,615)	$ (1,318,085)	$ (2,172,180)	$ (4,890,090)	$ (4,601,663)	$ (5,981,082)	$ (7,602,072)	$ (2,001,704)
Depreciation					3,158	46,521	61,724	62,028
Expense paid through issuance of stock					2,806,826	2,142,868	2,786,931	3,486,500
Amortization of loan discount					839,434	735,664	708,975	2,014,784
Adjustments to reconcile net loss to cash (used in) operating activities:
Change in accounts receivable					(6,830)	(48,071)	54,938	(229,166)
Change in prepaid expenses					(8,010)	201,552	254,160	(425,500)
Change in inventory					(6,120)	(18,098)	124,137	(36,961)
Change in inventory deposits					64,479	85,153	(49,524)	(91,640)
Change in accounts payable and accrued expense					201,915	244,054	65,102	643,413
Net Cash (Used in) Operating Activities					(995,238)	(1,212,020)	(1,974,639)	(2,178,614)
CASH FLOW FROM INVESTING ACTIVITIES:
Property and equipment purchased
Investing activities
Net Cash (Used in) Investing Activities
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds of Sale of Stock					697,505	7,000		3,500
Proceeds (repayments) of loans – officer - related party					14,658	101,055	51,083	(12,092)
Proceeds of working capital loan					2,169,100	2,208,671	2,869,171	2,474,560
Repayment of loans – nonrelated party					(1,736,000)	(1,070,481)	(1,016,372)	(175,329)
Proceeds of exercise of Warrants
Net Cash Provided by Financing Activities					1,145,263	1,246,245	1,903,882	2,290,639
CHANGE IN CASH					150,025	34,225	(70,757)	112,025
CASH AT BEGINNING OF PERIOD		$ 60,899		$ 131,656	60,899	131,656	131,656	19,631
CASH AT END OF PERIOD	$ 218,332		$ 165,881		218,332	165,881	60,899	131,656	$ 19,631
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest					176,910	119,199	168,834	45,565
Income taxes
Non-cash investing and financing activities:
Conversion of Debentures to Common Stock
Net Cash (Used in) Investing Activities
Debt eliminated through issue of Stock					$ 1,713,924	$ 1,517,407